Transaction With Related Parties (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended						12 Months Ended									0 Months Ended
	Feb. 06, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Navios Holdings	Dec. 31, 2012 Navios Holdings	Dec. 31, 2011 Navios Holdings	Dec. 31, 2013 The Navios Holdings Credit Facility	Dec. 31, 2012 The Navios Holdings Credit Facility	Dec. 31, 2011 The Navios Holdings Credit Facility	Dec. 31, 2013 Management Fees	Dec. 31, 2013 Administrative services agreement with the manager	Dec. 31, 2012 Administrative services agreement with the manager	Dec. 31, 2011 Administrative services agreement with the manager	Dec. 31, 2013 Balance due to related parties	Dec. 31, 2012 Balance due to related parties	May 28, 2010 Daily Management Fee Chemical	May 28, 2010 Daily Management Fee MR2	May 28, 2010 Daily Management Fee LR1	May 28, 2010 Daily Management Fee VLCC
Related Party Transaction [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock					$ 1,536	$ 768
Preferred Shares Issued, Net Expenses, Number Preferred Stock		1,000
Interest and Dividends Payable					384		384
Line of Credit Facility, Maximum Borrowing Capacity								40,000
Debt Instrument Description Of Variable Rate Basis	LIBOR plus 310bps	LIBOR						LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.00%						3.00%
Debt Instrument, Maturity Date Range, End								Dec. 31, 2014
Line of Credit Facility, Fair Value of Amount Outstanding									35,000	40,000
Interest Expense Related Party								199	1,164	710
Deposit Liabilities, Accrued Interest								0	1
Daily management fee																	6	6	7	10
Period of review of special costs of assets											300
Loans Payables Description of Variablea Rate Basis											LIBOR
Loans Payables Basis Spread on Variable Rate											1.00%
Professional and Contract Services Expense		71,392	47,043	35,679
General and administrative expenses		7,017	3,853	4,241								3,476	2,110	1,527
Due To Related Parties Total															7,992	85,516
Due to related parties, short term		2,848	27,815												2,848	27,815
Due to related parties, long term		5,144	57,701												5,144	57,701
Newbuilding expenses that were due to related party		$ 22,948	$ 0	$ 0